Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Significant Accounting Policies	Significant Accounting Policies
Description of Business
UL Solutions Inc. (together with its consolidated subsidiaries, “UL Solutions” and the “Company”) is a global safety science leader that provides independent third-party testing, inspection and certification services and related software and advisory offerings. ULSE Inc. (“UL Standards & Engagement”) controls the majority of the voting power of the Company’s common stock. Underwriters Laboratories Inc. (“UL Research Institutes”) is the sole member of UL Standards & Engagement.
Initial Public Offering
On April 16, 2024, the Company completed its initial public offering of an aggregate of 38,870,000 shares of Class A common stock (the “IPO”) by UL Standards & Engagement at a price to the public of $28.00 per share. The Company did not receive any proceeds from the IPO. Refer to Note 14 for further information.
Basis of Presentation
The condensed consolidated financial statements are unaudited and have been prepared in accordance with applicable rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) have been omitted. The condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2023 included in the Company’s final prospectus for its initial public offering filed with the SEC on April 15, 2024. It is management’s opinion that these financial statements include all normal and recurring adjustments necessary for a fair statement of the Company’s results of operations, financial position and cash flows. Results of operations for any interim period are not necessarily indicative of future or annual results. The Company has reclassified certain amounts in prior period financial statements to conform to the current period’s presentation.
On November 20, 2023, the Company effected a 2-for-1 forward split of the Company’s Class A common stock. All share and per share information presented in the accompanying condensed consolidated financial statements and notes thereto has been retrospectively adjusted to reflect the stock split for all periods presented. The authorized shares and the par value of the Class A common stock were not adjusted as a result of the stock split.
Stock-based Compensation
The Company maintains long-term incentive plans under which equity awards are available to be issued to certain employees, officers and directors. Stock-based compensation expense, measured as the fair value of an award on the date of grant, is recognized ratably over the requisite service period, which is generally equal to the vesting period of the respective award, however may be impacted by certain factors including the employee’s death, disability or retirement. Compensation expense related to performance share units is adjusted each reporting period based on the probable outcome of the performance conditions applicable to each grant.
The fair value of restricted stock units and performance share units is determined using the closing price of the Company’s stock on the date of grant. The fair value of each stock option is measured on the date of grant using a Black-Scholes-Merton option-pricing model that uses various assumptions including expected stock price volatility, expected dividend yield, the risk-free interest rate, and expected term of the award.
Recently Issued Accounting Standards – Not Adopted
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which provides updates to qualitative and quantitative reportable segment disclosure requirements, including enhanced disclosures about significant segment expenses and increased interim disclosure requirements, among others.
The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The amendments will be applied retrospectively. The ASU will result in additional segment information disclosures within the Company’s financial statements, but is not expected to impact the Company’s financial condition, results of operations or cash flows.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which provides qualitative and quantitative updates to the rate reconciliation and income taxes paid disclosures, among others, in order to enhance the transparency of income tax disclosures, including consistent categories and greater disaggregation of information in the rate reconciliation and disaggregation by jurisdiction of income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024. The amendments will be applied prospectively. The ASU will result in additional income tax disclosures within the Company’s financial statements, but is not expected to impact the Company’s financial condition, results of operations or cash flows.